Average Annual Total Returns	12 Months Ended	48 Months Ended
	Dec. 31, 2024	Dec. 31, 2024
Russell 3000 Index (no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	23.81%	12.17%	[1]
Performance Inception Date		Dec. 31, 2020
Bloomberg U.S. Aggregate Index (no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	1.25%	(2.19%)	[1]
Performance Inception Date		Dec. 31, 2020
S&P Target Date To 2065+ Index (no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	14.47%	8.32%	[1]
Performance Inception Date		Dec. 31, 2020
Class R3
Prospectus [Line Items]
Average Annual Return, Percent	16.33%	8.94%	[1]
Performance Inception Date		Dec. 31, 2020
Class Y
Prospectus [Line Items]
Average Annual Return, Percent	16.78%	9.36%	[1]
Performance Inception Date		Dec. 31, 2020
Class R6
Prospectus [Line Items]
Average Annual Return, Percent	16.88%	9.47%	[1]
Performance Inception Date		Dec. 31, 2020
Class R5
Prospectus [Line Items]
Average Annual Return, Percent	16.79%	9.36%	[1]
Performance Inception Date		Dec. 31, 2020
Class R4
Prospectus [Line Items]
Average Annual Return, Percent	16.60%	9.20%	[1]
Performance Inception Date		Dec. 31, 2020
Class A
Prospectus [Line Items]
Average Annual Return, Percent	9.83%	7.51%	[1]
Performance Inception Date		Dec. 31, 2020
Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	8.87%	6.27%	[1]
Performance Inception Date		Dec. 31, 2020
Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	6.47%	5.45%	[1]
Performance Inception Date		Dec. 31, 2020
Class R
Prospectus [Line Items]
Average Annual Return, Percent	16.06%	8.66%	[1]
Performance Inception Date		Dec. 31, 2020
Class C
Prospectus [Line Items]
Average Annual Return, Percent	14.60%	8.29%	[1]
Performance Inception Date		Dec. 31, 2020

[1]	Since inception December 31, 2020